Organization and Business	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Organization and Business
Organization and Business
Prosper Marketplace, Inc. (“PMI”) was incorporated in the state of Delaware on March 22, 2005.  Except as the context requires otherwise, as used in these Notes to Consolidated Financial Statements of Prosper Marketplace, Inc., “Prosper,” “we,” “us,” and “our” refer to PMI and its wholly-owned subsidiaries, on a consolidated basis.
PMI developed a peer-to-peer online credit marketplace (the “marketplace”), and, in February 2013, transferred ownership of the marketplace to Prosper Funding LLC (“PFL”), its wholly-owned subsidiary.  All of the borrower payment dependent notes (“Notes”) issued and sold through the marketplace today are issued and sold by PFL.  PFL also operates the marketplace and facilitates the origination of unsecured, consumer loans by WebBank (“Borrower Loans”), an FDIC-insured, Utah-chartered industrial bank, through the marketplace.  Pursuant to a Loan Account Program Agreement between PMI and WebBank, PMI manages the operation of the marketplace, as agent of WebBank, in connection with the submission of loan applications by potential borrowers, the origination of related loans by WebBank and the funding of such Borrower Loans by WebBank.  On February 1, 2013, PFL entered into an Administration Agreement with PMI in its capacity as licensee, corporate administrator, loan marketplace administrator and loan and note servicer, pursuant to which PMI provides certain back office support, loan platform administration and loan servicing to PFL.
The marketplace is designed to allow investors to invest in Borrower Loans in an open, transparent marketplace, with the aim of allowing both investors and borrowers to benefit financially as well as socially. Prosper believes marketplace lending represents a model of consumer lending, where individuals and institutions can earn the interest spread of a traditional consumer lender but must also assume the credit risk of a traditional consumer lender.
A borrower who wishes to obtain a Borrower Loan through the marketplace must post a loan listing on the marketplace. Listings are allocated to one of two investor funding channels: (i) the “Note Channel,” which allows investors to commit to purchase Notes from PFL, the payments of which are dependent on PFL’s receipt of payments made on the corresponding Borrower Loan; and (ii) the “Whole Loan Channel,” which allows investors to commit to purchase 100% of a Borrower Loan directly from Prosper.
As of December 31, 2017, the marketplace is open to investors in 30 states and the District of Columbia. Additionally, as of December 31, 2017, the marketplace is open to borrowers in 46 states and the District of Columbia. Currently our marketplace does not operate internationally.

Prosper Funding LLC
Entity Information [Line Items]
Organization and Business
Organization and Business
Prosper Funding LLC (“PFL”) was formed in the state of Delaware in February 2012 as a limited liability company with the sole equity member being Prosper Marketplace, Inc. (“PMI”).  Except as the context otherwise requires, as used in these Notes to Consolidated Financial Statements of Prosper Funding LLC, “Prosper Funding,” “we,” “us,” and “our” refers to PFL and its wholly owned subsidiary, Prosper Asset Holdings LLC (“PAH”), a Delaware limited liability company, on a consolidated basis.
PFL was formed by PMI to hold Borrower Loans and issue Notes through the marketplace. Although Prosper Funding is consolidated with PMI for accounting and tax purposes, Prosper Funding has been organized and is operated in a manner that is intended to minimize the likelihood that it would be substantively consolidated with PMI in a bankruptcy proceeding. Prosper Funding’s intention is to minimize the likelihood that its assets would be subject to claims by PMI’s creditors if PMI were to file for bankruptcy, as well as to minimize the likelihood that Prosper Funding will become subject to bankruptcy proceedings directly. Prosper Funding seeks to achieve this by placing certain restrictions on its activities and implementing certain formal procedures designed to expressly reinforce its status as a distinct entity from PMI.
Since February 1, 2013, all Notes issued and sold through the marketplace are issued, sold and serviced by PFL. Pursuant to a Loan Account Program Agreement between PMI and WebBank, PMI manages the operation of the marketplace, as agent of WebBank, in connection with the submission of Borrower Loan applications by potential borrowers, the origination of related Borrower Loans by WebBank and the funding of such Borrower Loans by WebBank. Pursuant to an Administration Agreement between PFL and PMI, PMI manages all other aspects of the marketplace on behalf of PFL. As a result Prosper Funding earns significant revenues and incurs significant expenses with a related party, its direct parent company, PMI.
A borrower who wishes to obtain a loan through the marketplace must post a loan listing, or listing, on the marketplace. PFL allocates listings to one of two investor funding channels: (i) the “Note Channel,” which allows investors to commit to purchase Notes from PFL, the payments of which are dependent PFL’s receipt of payments made on the corresponding Borrower Loan; and (ii) the “Whole Loan Channel,” which allows investors to commit to purchase 100% of a Borrower Loan directly from PFL.
All loans requested and obtained through the marketplace are unsecured obligations of individual borrowers with a fixed interest rate and loan terms set at three or five years as of December 31, 2017. All loans made through the marketplace are funded by WebBank, an FDIC-insured, Utah chartered industrial bank. After funding a loan, WebBank sells the loan to PFL, without recourse to WebBank, in exchange for the principal amount of the loan. WebBank does not have any obligation to purchasers of the Notes.
Prosper Funding’s marketplace is designed to allow investors to invest in Borrower Loans in an open transparent marketplace, with the aim of allowing both investors and borrowers to benefit financially as well as socially. Prosper Funding believes marketplace lending represents a new model of consumer lending, where individuals and institutions can earn the interest spread of a traditional consumer lender but must also assume the credit risk of a traditional consumer lender.
As of December 31, 2017, Prosper Funding’s marketplace was open to investors in 30 states and the District of Columbia. Additionally, as of December 31, 2017, Prosper Funding’s marketplace was open to borrowers in 46 states and the District of Columbia. Currently, the marketplace does not operate internationally.